Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

Income tax benefit for the years ended December 31, 2012 and 2011 differed from amounts computed by applying the applicable U.S. federal corporate income tax rate of 34% to loss before income taxes as a result of the following:

	2012	2011

Computed statutory income tax benefit	$(27,837)	$(28,995)
(Increase) reduction in income tax benefit resulting from State income tax benefit, net of federal income taxes	(3,711)	(3,893)
Nondeductible stock based compensation	333	203
Contribution of services by shareholder	527	71
Research and development tax credits	—	(2,515)
Other, net	(238)	477

	(30,926)	(34,652)
Change in valuation allowance for deferred tax assets	30,926	34,652

Total income tax provision	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that comprise the deferred tax assets and liabilities at December 31 are as follows:

	2012	2011

Deferred tax assets
Equity securities	$4,346	$1,098
Accrued liabilities	1,910	915
Stock-based compensation	363	178
Deferred revenue	22,684	6,546
Research and development tax credits	5,848	5,556
Net operating loss carryforwards	80,159	70,679

Total deferred tax assets	115,310	84,972
Less: Valuation allowance	113,051	82,125

Net deferred tax assets	2,259	2,847

Deferred tax liabilities
Property and equipment	478	406
Intangible assets	1,781	2,441

Total deferred tax liabilities	2,259	2,847

Net deferred tax assets (liabilities)	$—	$—

Summary of Valuation Allowance

Activity within the valuation allowance for deferred tax assets during the years ended December 31, 2012 and 2011 was as follows:

	2012	2011

Valuation allowance at beginning of year	$82,125	$52,036

(Decrease) increase in valuation allowance as a result of
Mergers and acquisitions, net	—	(4,563)
Current year operations	30,926	34,652

Valuation allowance at end of year	$113,051	$82,125